CONSOLIDATED BALANCE SHEETS (CAD) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents	25.1	95.4
Accounts receivable (note 7)	134.9	120.6
Inventories (note 8)	146.9	139.9
Prepaids and other (note 9)	20.0	27.7
Assets, current, total	326.9	383.6
Property, plant and equipment (note 10)	386.3	1,285.6
Other assets (note 11)	24.4	27.0
Assets, total	737.6	1,696.2
Current liabilities
Accounts payable and accrued liabilities (note 12)	174.5	171.6
Current portion of long-term debt (note 13)	466.8	27.0
Liabilities, current, total	641.3	198.6
Long-term debt (note 13)	375.5	783.9
Employee future benefits (note 14)	305.7	269.1
Other long-term obligations (note 15)	19.2	20.2
Future income taxes (note 16)	3.6	11.4
Deferred credits (note 17)	9.6	9.6
Liabilities, total	1,354.9	1,292.8
Shareholders' equity (Deficiency)
Common stock: no par value; unlimited shares authorized; issued and outstanding: 381,900,450 shares (December 31, 2010 - 381,753,490 shares)	1,035.2	1,035.0
Preferred stock: par value determined at time of issue; authorized 100,000,000 shares; issued and outstanding: nil shares
Additional paid-in capital	16.6	16.6
Deficit	(1,556.0)	(582.0)
Accumulated other comprehensive loss (note 18)	(89.4)	(46.1)
Stockholders' equity (deficiency) attributable to parent, total	(593.6)	423.5
Non-controlling interest (deficit) (note 6)	(23.7)	(20.1)
Stockholders' equity (deficiency), including portion attributable to noncontrolling interest, total	(617.3)	403.4
Liabilities and equity, total	737.6	1,696.2